United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/18

Date of Reporting Period: Six months ended 12/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2017
Share Class | Ticker	A | FMTAX	Institutional | FSHIX	Service | FSHSX

Federated Short-Intermediate Duration Municipal Trust
Fund Established 1981

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from July 1, 2017 through December 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John W. (“John”) McGonigle. He will be greatly missed.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	21.7%
Toll Road	11.4%
General Obligation—Local	8.3%
Electric and Gas	7.7%
Senior Care	6.9%
General Obligation—State	4.9%
Industrial Development/Pollution Control	4.8%
Water and Sewer	4.0%
General Obligation—State Appropriation	4.0%
Other Utility	3.5%
Other[2]	22.6%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 77.2% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—96.4%
		Alabama—1.2%
$430,000		Birmingham, AL Waterworks Board, Subordinate Water Revenue Refunding Bonds (Series 2016-B), 5.00%, 1/1/2023	$490,806
1,035,000		Birmingham, AL Waterworks Board, Subordinate Water Revenue Refunding Bonds (Series 2016-B), 5.00%, 1/1/2024	1,205,765
10,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2017), 4.00% TOBs (Royal Bank of Canada GTD), Mandatory Tender 7/1/2022	10,761,800
		TOTAL	12,458,371
		Alaska—1.6%
8,000,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.50%, 12/1/2020	8,131,760
2,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003A), 5.00%, 1/1/2021	2,175,980
5,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	5,439,950
		TOTAL	15,747,690
		Arizona—1.1%
3,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 3.56% (SIFMA 7-day +1.850%), Mandatory Tender 2/5/2020	3,047,640
5,000,000		Maricopa County, AZ Pollution Control Corp.(Public Service Co., NM) PCR Revenue Refunding Bonds (Series 2010A), 2.40% TOBs, Mandatory Tender 6/1/2020	5,065,700
3,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.70% (Original Issue Yield: 4.75%), 10/1/2024	3,008,760
		TOTAL	11,122,100
		Arkansas—0.7%
7,250,000		Independence County, AR (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2013), 2.375%, 1/1/2021	7,345,555
		California—8.5%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2019	1,058,590
500,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 4.00%, 10/1/2021	539,270
750,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 4.00%, 10/1/2023	830,145
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2022	$1,139,000
10,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2014C), 1.875% TOBs, Mandatory Tender 4/1/2019	10,026,100
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 2.81% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,126,550
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 2.81% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,253,100
2,045,000		California Health Facilities Financing Authority (Kaiser Permanente), Revenue Bonds (Series 2017C), 5.00% TOBs, Mandatory Tender 11/1/2022	2,353,406
13,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2013B), 5.00% TOBs, Mandatory Tender 10/15/2019	13,743,080
500,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2018	501,235
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2019	1,032,030
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2020	1,061,580
1,100,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2021	1,198,010
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2022	1,114,820
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2023	2,275,880
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2024	2,320,620
5,000,000	[2]	California PCFA (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625%, 6/1/2018	5,053,250
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,502,237
9,250,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013E) FRNs, 1.79% (1-month USLIBOR x0.70 +0.830%), Mandatory Tender 12/1/2018	9,272,108
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.71% (SIFMA 7-day +1.000%), 5/1/2019	4,019,720
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.86% (SIFMA 7-day +1.150%), 5/1/2020	3,040,800
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$2,500,000	Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	$2,607,650
1,050,000	Orange County, CA Transportation Authority (91 Express Lanes-OCTA), Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.00%, 8/15/2019	1,107,939
3,200,000	Palomar Pomerado Health, CA, (Series 2006C) ARS (AGM INS), 2.15%, 1/10/2018	3,200,000
	TOTAL	84,377,120
	Colorado—0.7%
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2018	250,000
225,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2019	229,253
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2020	258,040
350,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2021	364,745
400,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2022	419,876
640,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2023	704,576
750,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2024	832,170
600,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2025	666,804
600,000	Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 4.00%, 12/1/2018	613,134
625,000	Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 4.00%, 12/1/2019	649,869
1,000,000	Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2020	1,084,120
750,000	Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2021	829,755
250,000	Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2022	281,172
	TOTAL	7,183,514
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—2.9%
$5,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B) FRNs, 1.462% (1-month USLIBOR x0.67 +0.550%), Mandatory Tender 7/1/2019	$5,000,500
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A) FRNs, 2.96% (SIFMA 7-day +1.250%), 4/15/2020	10,115,900
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D) FRNs, 2.63% (SIFMA 7-day +0.920%), 9/15/2019	2,013,700
1,500,000	[1]	Connecticut State, UT GO SIFMA INDEX Bonds (Series 2013A) FRNs, 2.61% (SIFMA 7-day +0.900%), 3/1/2023	1,493,040
2,255,000	[1]	Connecticut State, UT GO SIFMA INDEX Bonds (Series 2013A) FRNs, 2.66% (SIFMA 7-day +0.950%), 3/1/2024	2,243,860
4,000,000	[1]	Connecticut State, UT GO SIFMA INDEX Bonds (Series 2013A) FRNs, 2.70% (SIFMA 7-day +0.990%), 3/1/2025	3,972,320
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2018	2,125,074
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2019	2,058,020
		TOTAL	29,022,414
		Florida—4.0%
1,720,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 4.00%, 6/1/2018	1,736,684
1,600,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2019	1,665,056
755,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2020	806,937
1,195,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2021	1,308,477
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2022	1,118,860
600,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2018	614,796
630,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2019	663,560
525,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2020	568,092
1,245,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2021	1,380,294
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2022	1,475,058
1,000,000		Jacksonville, FL, Special Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2022	1,143,400
750,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2021	837,375
2,145,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2022	2,453,644
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,000,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2023	$2,338,220
4,900,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2007), 1.75% TOBs, Mandatory Tender 11/1/2019	4,907,007
2,200,000		Okeechobee County, FL (Waste Management, Inc.), 1.55% TOBs, Mandatory Tender 7/1/2021	2,200,550
1,300,000		Orange County, FL, Health Facilities Authority (Presbyterian Retirement Communities), Revenue Bonds (Series 2014), 4.00%, 8/1/2019	1,343,251
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,574,565
1,350,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	1,454,571
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,539,600
2,500,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2016), 4.00%, 11/15/2019	2,613,175
2,500,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2016), 4.00%, 11/15/2020	2,659,450
3,265,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2016), 5.00%, 11/15/2021	3,647,005
		TOTAL	40,049,627
		Georgia—2.7%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2022	1,128,650
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2023	1,147,810
800,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2024	932,272
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCR Bonds (Fifth Series 1995), 2.05% TOBs, Mandatory Tender 11/19/2021	2,998,860
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Revenue Refunding Bonds, 1.85% TOBs, Mandatory Tender 8/22/2019	9,915,300
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,105,360
7,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.66% (SIFMA 7-day +0.950%), 2/18/2020	7,482,075
		TOTAL	26,710,327
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Hawaii—0.1%
$500,000		Hawaii State Department of Budget & Finance (Kahala Nui), Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2018	$516,590
		Illinois—8.7%
4,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index) FRNs, 2.54% (SIFMA 7-day +0.830%), Mandatory Tender 6/1/2018	3,985,840
400,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2019	413,728
500,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2020	531,005
3,250,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2021	3,540,940
1,500,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2022	1,673,160
1,500,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2020	1,594,830
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2021	2,182,080
1,450,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016C), 5.00%, 1/1/2024	1,695,470
1,135,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.00%, 11/1/2023	1,295,886
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	1,082,910
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	1,101,830
5,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2022	5,613,400
2,645,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	3,019,929
1,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2018	1,541,055
1,780,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2022	1,865,849
1,845,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2023	1,937,785
6,500,000		Illinois Finance Authority (Advocate Health Care Network), Revenue Bonds (Series 2008A-2), 5.00% TOBs, Mandatory Tender 2/1/2020	6,919,965
5,000,000		Illinois Finance Authority (Advocate Health Care Network), Revenue Bonds (Series A-1), 5.00% TOBs, Mandatory Tender 1/15/2020	5,312,850
5,000,000		Illinois Finance Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012 E-2), 1.75% TOBs, Mandatory Tender 4/1/2021	4,960,850
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$550,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 4.00%, 11/1/2018	$562,964
1,000,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 4.00%, 5/1/2019	1,031,660
1,855,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 5/1/2020	1,994,088
1,200,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2021	1,339,980
1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2022	1,703,850
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2023	2,078,460
3,000,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016B) FRNs, 2.303% (1-month USLIBOR x0.70 +1.350%), 5/1/2021	3,003,600
3,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016A), 5.00%, 6/15/2023	3,434,130
2,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016A), 5.00%, 6/15/2024	2,319,360
1,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2023	1,090,890
1,000,000		Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 5.00%, 6/15/2022	1,121,220
4,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013B-1), 5.00%, 12/1/2018	4,123,560
5,500,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2019	5,575,350
1,750,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2020	1,785,315
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2019	1,024,250
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2020	2,080,360
2,205,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,243,632
		TOTAL	86,782,031
		Indiana—1.3%
1,000,000		Indiana State Finance Authority Hospital Revenue (Beacon Health System Obligated Group), Hospital Revenue Bonds (Series 2013A), 5.00%, 8/15/2020	1,079,810
855,000		Indiana State Finance Authority Hospital Revenue (Community Health Network), Hospital Revenue Bonds (Series 2012A), 5.00%, 5/1/2020	915,491
1,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	1,025,640
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—continued
$2,500,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00%, 10/1/2019	$2,641,600
4,000,000	Rockport, IN PCR (Indiana Michigan Power Co.), Revenue Refunding Bonds (Series 2008D), 2.05% TOBs, Mandatory Tender 6/1/2021	3,981,640
3,000,000	Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	3,285,690
	TOTAL	12,929,871
	Iowa—0.9%
6,000,000	Iowa Finance Authority (Shenandoah Medical Center), Hospital Revenue & Bond Anticipation Notes (Series 2015), 1.75%, 6/1/2018	5,979,480
3,000,000	People's Memorial Hospital of Buchanan County, IA (Buchanan County Health Center), Hospital Revenue Notes (Series 2016), 1.50%, 12/1/2018	2,978,730
	TOTAL	8,958,210
	Kansas—0.3%
500,000	Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 4.00%, 9/1/2018	508,320
1,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2020	1,082,490
1,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2021	1,110,240
	TOTAL	2,701,050
	Kentucky—0.5%
5,000,000	Kentucky EDFA (Catholic Health Initiatives), Revenue Bonds (Series 2009B), 2.70% TOBs, Mandatory Tender 11/10/2021	5,062,200
	Louisiana—1.6%
6,000,000	Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2010B-1A), 2.00% TOBs, Mandatory Tender 10/1/2022	5,994,540
3,765,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	4,023,806
2,500,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2018	2,532,750
3,250,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2019	3,396,478
	TOTAL	15,947,574
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—0.3%
$2,250,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-70 (Series 2017C-2), 3.00%, 11/1/2025	$2,261,542
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-85 (Series 2017C-1), 3.50%, 11/1/2026	1,005,080
		TOTAL	3,266,622
		Massachusetts—1.4%
1,915,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 2.19% (SIFMA 7-day +0.480%), 1/29/2020	1,912,242
10,000,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2017 S-2), 5.00% TOBs, Mandatory Tender 1/30/2025	11,739,200
		TOTAL	13,651,442
		Michigan—4.5%
2,000,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2018	2,022,940
3,000,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2019	3,132,990
4,500,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2020	4,805,415
5,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2022	5,621,050
2,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series D-1), 5.00% (AGM INS), 7/1/2020	2,156,960
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series D-1), 5.00% (AGM INS), 7/1/2021	2,759,925
1,125,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2019	1,167,683
1,200,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2020	1,279,008
10,000,000	[1]	Michigan State Financial Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, Series 2015MI, FRNs, 1.588% (1-month USLIBOR x0.67 +0.540%), 12/1/2020	9,940,400
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$4,500,000	Michigan Strategic Fund (Detroit Edison Co.), Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs, Mandatory Tender 9/1/2021	$4,453,875
3,500,000	Michigan Strategic Fund (Detroit Edison Co.), Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs, Mandatory Tender 9/1/2021	3,464,125
1,000,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.00%, 10/15/2019	1,057,340
1,170,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.00%, 10/15/2020	1,265,191
1,500,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2019	1,577,670
	TOTAL	44,704,572
	Minnesota—0.7%
4,935,000	Duluth, MN ISD No. 709, COP (Series 2016A), 3.00% (School District Credit Program GTD), 2/1/2021	5,063,705
2,030,000	Duluth, MN ISD No. 709, COP (Series 2016A), 5.00% (School District Credit Program GTD), 2/1/2022	2,245,484
	TOTAL	7,309,189
	Mississippi—0.4%
1,000,000	Mississippi Development Bank (Harrison County, MS Highway), Special Obligation Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,032,710
1,500,000	Mississippi Development Bank (Laurel, MS Highway), Special Obligation Refunding Bonds (Series 2013B), 4.00%, 1/1/2019	1,534,320
1,425,000	Mississippi Development Bank (Madison County, MS Highway), Special Obligation Refunding Bonds (Series 2013C), 5.00%, 1/1/2019	1,471,612
	TOTAL	4,038,642
	Missouri—1.5%
255,000	Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 4.00%, 2/1/2018	255,454
535,000	Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 4.00%, 2/1/2020	554,335
565,000	Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 5.00%, 2/1/2021	609,194
600,000	Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.00%, 2/1/2019	612,528
800,000	Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.00%, 2/1/2020	828,912
500,000	Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.00%, 2/1/2023	554,465
500,000	Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 4.00%, 2/1/2018	500,890
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 4.00%, 2/1/2019	$663,572
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2021	862,576
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2022	712,615
1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2023	1,330,716
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2024	842,505
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2025	962,871
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2026	857,453
2,000,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017A), 5.00% (AGM INS), 7/1/2022	2,254,840
2,335,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017A), 5.00% (AGM INS), 7/1/2023	2,691,204
		TOTAL	15,094,130
		Multi State—0.4%
3,900,000	[1]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.76% (SIFMA 7-day +1.050%), 7/1/2019	3,899,649
		Nebraska—1.1%
8,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, GTD), Mandatory Tender 12/1/2019	8,461,600
2,000,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2016A), 5.00%, 2/1/2024	2,355,520
		TOTAL	10,817,120
		Nevada—1.5%
3,700,000		Clark County, NV Pollution Control (Nevada Power Co.), PCR Revenue Bonds (Series 2017), 1.60% TOBs, Mandatory Tender 5/21/2020	3,665,701
2,250,000		Humboldt County, NV (Sierra Pacific Power Co.), PCR Refunding Bonds (Series 2016A), 1.25% TOBs, Mandatory Tender 6/3/2019	2,228,085
6,500,000		Washoe County, NV Gas & Water Faciltites Revenue (Sierra Pacific Power Co.), Refunding Revenue Bonds (Series 2016B), 3.00% TOBs, Mandatory Tender 6/1/2022	6,709,105
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,321,505
		TOTAL	14,924,396
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—5.9%
$3,000,000		Asbury Park, NJ, 2.50% BANs, 6/15/2018	$3,005,400
2,641,000		Buena Vista Township, NJ, 2.25% BANs, 9/5/2018	2,646,018
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00%, 6/15/2022	5,459,350
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 2.96% (SIFMA 7-day +1.250%), 9/1/2025	9,794,900
3,000,000		New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2018	3,044,700
1,000,000		New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health System Obligated Group), Refunding Bonds (Series 2011), 5.00%, 7/1/2018	1,017,130
5,230,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2014AA), 5.00%, 6/15/2018	5,299,873
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB-2) FRNs, 2.91% (SIFMA 7-day +1.200%), 12/15/2021	9,912,100
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011B), 5.00%, 6/15/2018	1,013,360
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,172,600
475,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2018	475,000
1,195,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	1,272,735
305,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	324,654
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 1.553% (1-month USLIBOR x0.70 +0.600%), 1/1/2023	5,013,800
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 1.652% , (1-month USLIBOR x0.70 +0.700%), 1/1/2024	5,025,300
		TOTAL	58,476,920
		New Mexico—1.9%
3,500,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds (Series 2010B), 2.125% TOBs, Mandatory Tender 6/1/2022	3,515,400
5,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds (Series 2016A), 1.875% TOBs, Mandatory Tender 10/1/2021	4,984,650
2,500,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014A), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	2,619,875
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$8,150,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs (Royal Bank of Canada GTD), 1.662% (1-month USLIBOR x0.67 +0.750%), 8/1/2019	$8,142,909
		TOTAL	19,262,834
		New York—6.6%
2,944,000		Adams Village, NY, 2.50% BANs, 3/30/2018	2,947,592
2,500,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.00%, 5/1/2018	2,530,175
9,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2015C) FRNs, 1.833% (1-month USLIBOR x0.70 +0.880%), 11/1/2018	9,012,780
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs (AGM Corp. INS), 1.509% (1-month USLIBOR x0.69 +0.570%), 4/6/2020	3,000,780
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs (AGM Corp. INS), 1.619% (1-month USLIBOR x0.69 +0.680%), 4/6/2021	3,011,700
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 1.612% (1-month USLIBOR x0.67 +0.700%), 2/1/2020	9,997,800
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.462% (1-month USLIBOR x0.67 +0.550%), 11/1/2022	4,972,850
2,500,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b) FRNs (AGM Corp. INS), 1.539% (1-month USLIBOR x0.69 +0.600%), Mandatory Tender 5/15/2018	2,500,625
2,096,927		Minoa, NY, 2.25% BANs, 8/31/2018	2,099,443
3,800,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4) FRNs, 2.26% (SIFMA 7-day +0.550%), 8/1/2025	3,799,924
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,104,540
1,000,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2019	1,034,120
3,125,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	3,259,344
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2020	3,190,020
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2021	3,265,620
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,000,000		Suffolk County, NY Economic Development Corp. (Catholic Health Services of Long Island Obligated Group), Revenue Bonds (Series 2011), 5.00%, 7/1/2018	$2,031,160
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	2,061,960
5,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A) FRNs, 1.612% (1-month USLIBOR x0.67 +0.700%), 12/1/2021	5,024,400
		TOTAL	65,844,833
		North Carolina—1.2%
850,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2021	943,857
550,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2023	639,804
900,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2025	1,084,959
750,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 4.00%, 7/1/2022	820,928
1,000,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 4.00%, 7/1/2023	1,111,280
825,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 5.00%, 7/1/2021	916,096
1,350,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 5.00%, 7/1/2025	1,627,438
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00% (United States Treasury COL), 1/1/2019	1,034,220
3,000,000		North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Refunding Bonds (Series 2017), 5.00%, 3/1/2022	3,380,580
		TOTAL	11,559,162
		Ohio—2.8%
2,070,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.46% (SIFMA 7-day +0.750%), Mandatory Tender 5/1/2020	2,070,538
3,500,000		Allen County, OH (Mercy Health), Hospital Facilities Revenue Bonds (Series 2017B), 2.15% TOBs, Mandatory Tender 5/5/2022	3,911,040
2,100,000		Bratenahl, OH, 2.00% BANs, 8/15/2018	2,100,063
7,400,000	[1]	Eaton Vance Ohio Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.71% (SIFMA 7-day +1.000%), 7/1/2019	7,399,482
5,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014) FRNs (Royal Bank of Canada GTD), 1.632% (1-month USLIBOR x0.67 +0.720%), Mandatory Tender 8/1/2019	5,003,200
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,000,000	Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	$2,052,800
750,000	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2013), 4.00%, 12/1/2019	782,873
1,800,000	Ohio Water Development Authority (Waste Management, Inc.), 1.55%, 7/1/2021	1,792,098
2,500,000	Plain City, OH, 2.125% BANs, 5/15/2018	2,503,700
	TOTAL	27,615,794
	Oklahoma—2.5%
1,410,000	Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 9/1/2019	1,461,930
2,685,000	Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.50%, 9/1/2020	2,865,271
2,285,000	Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.50%, 9/1/2021	2,489,028
2,775,000	Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2017), 4.00%, 9/1/2024	3,081,027
3,000,000	Cleveland County, OK Educational Facilities Authority (Moore Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.00%, 6/1/2019	3,137,850
2,000,000	Oklahoma County, OK Finance Authority (Midwest City-Del City Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 3/1/2018	2,008,000
2,700,000	Oklahoma County, OK Finance Authority (Midwest City-Del City Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 3/1/2019	2,773,251
1,850,000	Oklahoma Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375%, 12/1/2021	1,898,452
1,255,000	Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2011), 3.125%, 9/1/2018	1,268,767
2,600,000	Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2011), 5.00%, 9/1/2019	2,743,390
1,000,000	Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.00%, 9/1/2022	1,140,990
	TOTAL	24,867,956
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—7.7%
$1,000,000		Allegheny County Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), 5.00% (AGM INS), 12/1/2024	$1,191,300
850,000		Allegheny County Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), 5.00% (AGM INS), 12/1/2025	1,028,101
4,000,000	[1]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, 3.21% (SIFMA 7-day +1.500%), Mandatory Tender 7/1/2022	4,070,760
835,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.00%, 1/1/2019	850,281
1,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.00%, 1/1/2020	1,033,750
2,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2021	2,152,380
425,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2018	425,000
2,315,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2019	2,380,028
1,115,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2022	1,222,564
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2024	1,305,889
550,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2018	565,026
365,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2019	384,392
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2020	537,250
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2022	575,635
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2023	877,575
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 2.12% (1-month USLIBOR x0.67 +1.070%), 6/1/2024	12,601,000
380,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 5.00% (State Aid Withholding GTD), 10/15/2018	390,161
5,000,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2016A), 1.80% TOBs, Mandatory Tender 9/1/2022	4,916,150
625,000		Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 4.00%, 2/15/2018	626,863
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A), 2.55% TOBs, Mandatory Tender 6/1/2020	$4,014,880
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's Hospital of Bethlehem), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 3.11% (SIFMA 7-day +1.400%), 8/15/2020	8,050,400
1,000,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004), 1.50% TOBs, 5/1/2018	1,000,250
2,000,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 1.85%, 11/1/2021	2,012,540
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.86% (SIFMA 7-day +1.150%), 12/1/2019	10,094,500
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.69% (SIFMA 7-day +0.980%), 12/1/2021	10,175,600
1,970,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs (State Aid Withholding GTD), 1.925% (1-month USLIBOR x0.68 +1.000%), 4/2/2018	1,969,882
2,290,000	[1]	State Public School Building Authority, PA (Albert Gallatin, PA Area School District), Libor Index Rate Revenue Bonds (Series 2014) FRNs, 1.712% (1-month USLIBOR x0.67 +0.800%), Mandatory Tender 9/1/2018	2,286,908
		TOTAL	76,739,065
		Rhode Island—3.0%
2,250,000		Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development Bonds (2017 Series 1-A), 1.60% TOBs, Mandatory Tender 4/1/2019	2,240,888
4,000,000		Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development Bonds (2017 Series 1-B), 1.70% TOBs, Mandatory Tender 10/1/2019	3,979,520
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2019	4,337,989
3,075,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011), 5.00%, 8/1/2018	3,137,545
1,125,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2018	1,147,883
1,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2018	1,010,570
1,500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2019	1,555,590
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Rhode Island—continued
$1,500,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2020	$1,590,945
2,250,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2021	2,438,055
2,250,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2022	2,487,150
2,000,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2023	2,249,600
2,285,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2024	2,606,248
1,000,000	Rhode Island State Health and Educational Building Corp. (Providence, RI), Revenue Refunding Bonds (Providence Public Buildings Authority)(Series 2013A), 5.00%, 5/15/2018	1,010,720
	TOTAL	29,792,703
	South Carolina—0.6%
645,000	Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2018	665,763
1,000,000	Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2019	1,064,120
1,000,000	Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2020	1,092,730
3,000,000	South Carolina Jobs-EDA (East Point Academy), Revenue Notes (Series 2017A), 2.25%, 5/1/2019	2,982,450
	TOTAL	5,805,063
	South Dakota—0.1%
750,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	844,328
	Tennessee—0.3%
1,500,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,525,770
935,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	979,768
	TOTAL	2,505,538
	Texas—9.7%
5,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,424,300
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$850,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2018	$850,000
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,032,000
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2020	529,790
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2021	1,522,332
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2019	5,094,150
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	1,800,173
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,443,342
2,500,000	[1]	Harris County, TX (Harris County, TX Toll Road Authority), Revenue Refunding Bonds (Series 2012A) FRNs, 2.49% (SIFMA 7-day +0.780%), 8/15/2018	2,509,475
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.61% (SIFMA 7-day +0.900%), 6/1/2022	5,640,522
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.66% (SIFMA 7-day +0.950%), 6/1/2023	4,506,930
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.76% (SIFMA 7-day +1.050%), 6/1/2024	5,690,458
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 1.917% (1-month USLIBOR x0.68 +0.850%), 6/1/2020	2,009,160
2,335,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,384,619
2,000,000	[1]	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017B), 2.81% FRNs, (SIFMA 7-day +1.100%), Mandatory Tender 10/15/2023	1,998,920
3,570,000		Lubbock, TX HFDC (Providence St. Joseph Health), Refunding Revenue Bonds (Series 2008B), 5.00%, 7/1/2019	3,749,607
2,250,000		Mansfield, TX ISD, UT GO School Building Bonds (Series 2012), 2.50% TOBs (PSFG GTD), Mandatory Tender 8/1/2021	2,327,287
4,905,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs, Mandatory Tender 8/1/2019	4,995,350
95,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs (United States Treasury PRF@100), Mandatory Tender 8/1/2019	97,153
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$855,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2022	$922,930
945,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2024	1,039,273
980,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2025	1,082,008
330,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 3.00%, 11/1/2019	335,412
735,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 4.00%, 11/1/2021	780,511
500,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2023	564,775
625,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2024	712,806
1,105,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2025	1,265,170
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,067,220
5,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate) FRNs, 2.51% (SIFMA 7-day +0.800%), Mandatory Tender 1/1/2019	5,010,700
6,335,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 2.38% (SIFMA 7-day +0.670%), 1/1/2020	6,352,738
5,000,000		Plano, TX ISD, UT GO School Building Bonds, 5.00% (PSFG GTD), 2/15/2023	5,770,700
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,324,350
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	614,713
3,250,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2015B), 2.00%, 12/1/2021	3,291,892
4,000,000		San Antonio, TX Water System, Variable Rate Junior Lien Revenue & Refunding Bonds (Series 2014B), 2.00% TOBs, Mandatory Tender 11/1/2022	4,001,800
2,375,000		Texas State Public Finance Authority (Texas State), Refunding UT GO Bonds (Series 2011), 5.00%, 10/1/2018	2,438,056
3,665,000		Texas State Transportation Commission - Central Texas Turnpike System, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs, Mandatory Tender 4/1/2020	3,901,686
		TOTAL	97,082,308
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Utah—0.4%
$3,600,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2019	$3,780,576
		Vermont—0.6%
6,075,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017), 2.00% BANs, 7/1/2020	5,939,953
		Virginia—0.7%
1,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.00%, 7/1/2019	1,047,580
2,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.00%, 7/1/2020	2,155,820
4,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 1.55% TOBs (Dominion Energy, Inc. GTD), Mandatory Tender 10/1/2019	3,989,000
		TOTAL	7,192,400
		Washington—2.4%
2,000,000		Grays Harbor County, WA Public Hospital District No.1 (Summit Pacific Medical Center), Hospital Revenue BANs (Series 2017), 3.00%, 8/1/2019	1,999,660
3,415,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2019	3,573,866
5,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2020	5,379,500
3,000,000	[2]	Washington State EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 2.125%, 6/1/2020	2,996,820
3,760,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.148% (1-month USLIBOR x0.67 +1.100%), 7/1/2022	3,756,541
3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIMFA Index Revenue Bonds (Series 2017C) FRNs, 2.76% (SIFMA 7-day +1.050%), 7/3/2023	3,006,540
3,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Revenue Bonds (Series 2012B), 5.00% TOBs, Mandatory Tender 10/1/2021	3,333,480
		TOTAL	24,046,407
		West Virginia—0.6%
2,500,000		Mason County, WV (Appalachian Power Co.), PCRBs, 1.625% TOBs, Mandatory Tender 10/1/2018	2,494,550
3,325,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 1.90% TOBs, Mandatory Tender 4/1/2019	3,315,623
		TOTAL	5,810,173
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—0.8%
$4,785,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.00%, 10/15/2019	$5,053,295
1,310,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.00%, 10/15/2020	1,420,747
700,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2022	790,804
500,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2023	577,400
		TOTAL	7,842,246
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $957,729,949)	959,628,265
	[1]	SHORT-TERM MUNICIPALS—3.4%
		California—1.0%
10,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 2.01%, 1/1/2018	10,000,000
		Georgia—0.7%
7,200,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 2.00%, 1/4/2018	7,200,000
		Illinois—0.6%
6,495,000		Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 2.04%, 1/4/2018	6,495,000
		Louisiana—0.1%
975,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 1.84%, 1/3/2018	975,000
		Pennsylvania—0.5%
4,810,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), VRMOs (Series 2015B) Weekly VRENs, 1.95%, 1/4/2018	4,810,000
		Texas—0.5%
5,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Daily VRDNs, 1.83%, 1/1/2018	5,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $34,480,000)	34,480,000
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $992,209,949)[3]	994,108,265
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	1,559,752
		TOTAL NET ASSETS—100%	$995,668,017
At December 31, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
Semi-Annual Shareholder Report

1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2017, these restricted securities amounted to $8,050,070, which represented 0.8% of total net assets.
3	The cost of investments for federal tax purposes amounts to $992,189,352.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CMT	—Constant Maturity Treasury
COL	—Collateralized
COP	—Certificates of Participation
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
VRMOs	—Variable Rate Remarketed Obligations
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2017	Year Ended June 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.27	$10.35	$10.32	$10.40	$10.30	$10.41
Income From Investment Operations:
Net investment income	0.05	0.09	0.09	0.09	0.10	0.12
Net realized and unrealized gain (loss) on investments	(0.03)	(0.08)	0.03	(0.08)	0.10	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.01	0.12	0.01	0.20	0.01
Less Distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.09)	(0.09)	(0.10)	(0.12)
Net Asset Value, End of Period	$10.24	$10.27	$10.35	$10.32	$10.40	$10.30
Total Return[1]	0.19%	0.09%	1.12%	0.13%	1.95%	0.06%
Ratios to Average Net Assets:
Net expenses	0.96%[2,3]	0.96%	0.96%	0.96%	0.96%	0.97%
Net investment income	0.97%[2]	0.86%	0.83%	0.90%	0.97%	1.12%
Expense waiver/reimbursement[4]	0.09%[2]	0.08%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$189,866	$228,127	$314,598	$342,677	$414,381	$539,402
Portfolio turnover	13%	32%	15%	17%	22%	15%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.96% for the six months ended December 31, 2017, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2017	Year Ended June 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.26	$10.35	$10.32	$10.40	$10.30	$10.41
Income From Investment Operations:
Net investment income	0.08	0.14	0.14	0.15	0.15	0.17
Net realized and unrealized gain (loss) on investments	(0.02)	(0.09)	0.03	(0.08)	0.10	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.05	0.17	0.07	0.25	0.06
Less Distributions:
Distributions from net investment income	(0.08)	(0.14)	(0.14)	(0.15)	(0.15)	(0.17)
Net Asset Value, End of Period	$10.24	$10.26	$10.35	$10.32	$10.40	$10.30
Total Return[1]	0.55%	0.49%	1.63%	0.63%	2.46%	0.57%
Ratios to Average Net Assets:
Net expenses	0.46%[2,3]	0.46%	0.46%	0.46%	0.46%	0.47%
Net investment income	1.47%[2]	1.36%	1.33%	1.40%	1.47%	1.62%
Expense waiver/reimbursement[4]	0.24%[2]	0.23%	0.23%	0.23%	0.24%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$783,809	$840,891	$876,680	$807,057	$671,802	$479,671
Portfolio turnover	13%	32%	15%	17%	22%	15%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.46% for the six months ended December 31, 2017, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2017	Year Ended June 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.26	$10.35	$10.32	$10.40	$10.30	$10.41
Income From Investment Operations:
Net investment income	0.06	0.11	0.11	0.12	0.13	0.14
Net realized and unrealized gain (loss) on investments	(0.02)	(0.09)	0.03	(0.08)	0.10	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.02	0.14	0.04	0.23	0.03
Less Distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.11)	(0.12)	(0.13)	(0.14)
Net Asset Value, End of Period	$10.24	$10.26	$10.35	$10.32	$10.40	$10.30
Total Return[1]	0.42%	0.25%	1.39%	0.38%	2.21%	0.32%
Ratios to Average Net Assets:
Net expenses	0.71%[2,3]	0.70%	0.70%	0.71%	0.71%	0.71%
Net investment income	1.22%[2]	1.12%	1.09%	1.15%	1.22%	1.38%
Expense waiver/reimbursement[4]	0.34%[2]	0.33%	0.33%	0.33%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,994	$31,831	$30,225	$30,838	$35,800	$37,815
Portfolio turnover	13%	32%	15%	17%	22%	15%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.71% for the six months ended December 31, 2017, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2017 (unaudited)
Assets:
Investment in securities, at value (identified cost $992,209,949)		$994,108,265
Cash		31,857
Income receivable		7,936,209
Receivable for shares sold		650,641
TOTAL ASSETS		1,002,726,972
Liabilities:
Payable for shares redeemed	$6,530,062
Income distribution payable	127,823
Payable for other service fees (Notes 2 and 5)	152,042
Payable for distribution services fee (Note 5)	43,524
Payable for investment adviser fee (Note 5)	24,917
Payable for administrative fee (Note 5)	6,594
Accrued expenses (Note 5)	173,993
TOTAL LIABILITIES		7,058,955
Net assets for 97,268,211 shares outstanding		$995,668,017
Net Assets Consists of:
Paid-in capital		$999,367,859
Net unrealized appreciation of investments		1,898,316
Accumulated net realized loss on investments		(5,620,570)
Undistributed net investment income		22,412
TOTAL NET ASSETS		$995,668,017
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($189,865,588 ÷ 18,542,593 shares outstanding), no par value, unlimited shares authorized		$10.24
Offering price per share (100/99.00 of $10.24)		$10.34
Redemption proceeds per share		$10.24
Institutional Shares:
Net asset value per share ($783,808,810 ÷ 76,577,555 shares outstanding), no par value, unlimited shares authorized		$10.24
Offering price per share		$10.24
Redemption proceeds per share		$10.24
Service Shares:
Net asset value per share ($21,993,619 ÷ 2,148,063 shares outstanding), no par value, unlimited shares authorized		$10.24
Offering price per share		$10.24
Redemption proceeds per share		$10.24
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2017 (unaudited)
Investment Income:
Interest			$10,255,249
Expenses:
Investment adviser fee (Note 5)		$2,128,028
Administrative fee (Note 5)		424,116
Custodian fees		18,723
Transfer agent fees		140,366
Directors'/Trustees' fees (Note 5)		9,055
Auditing fees		14,821
Legal fees		5,490
Distribution services fee (Note 5)		314,300
Other service fees (Notes 2 and 5)		919,357
Portfolio accounting fees		114,427
Share registration costs		57,887
Printing and postage		19,888
Miscellaneous (Note 5)		16,259
TOTAL EXPENSES		4,182,717
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(497,141)
Waiver and reimbursement of other operating expenses (Notes 2 and 5)	(643,503)
Reduction of custodian fees (Note 6)	(289)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(1,140,933)
Net expenses			3,041,784
Net investment income			7,213,465
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(2,816)
Net change in unrealized appreciation of investments			(2,604,141)
Net realized and unrealized loss on investments			(2,606,957)
Change in net assets resulting from operations			$4,606,508
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2017	Year Ended 6/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,213,465	$14,538,044
Net realized gain (loss) on investments	(2,816)	(669,033)
Net change in unrealized appreciation/depreciation of investments	(2,604,141)	(11,612,319)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,606,508	2,256,692
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,067,952)	(2,372,631)
Institutional Shares	(5,953,465)	(11,788,751)
Service Shares	(181,946)	(359,480)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,203,363)	(14,520,862)
Share Transactions:
Proceeds from sale of shares	160,567,894	492,654,243
Net asset value of shares issued to shareholders in payment of distributions declared	6,500,978	13,142,010
Cost of shares redeemed	(269,652,970)	(614,185,784)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(102,584,098)	(108,389,531)
Change in net assets	(105,180,953)	(120,653,701)
Net Assets:
Beginning of period	1,100,848,970	1,221,502,671
End of period (including undistributed net investment income of $22,412 and $12,310, respectively)	$995,668,017	$1,100,848,970
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2017 (unaudited)
1. ORGANIZATION
Federated Short-Intermediate Duration Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. Also distributions normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $1,140,933 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended December 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$276,659	$—
Institutional Shares	606,110	(606,110)
Service Shares	36,588	—
TOTAL	$919,357	$(606,110)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at December 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
California PCFA (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625%, 6/1/2018	5/27/2011	$5,000,000	$5,053,250
Washington State EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 2.125%, 6/1/2020	8/29/2014	$3,000,000	$2,996,820
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 12/31/2017		Year Ended 6/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,573,833	$16,191,861	9,173,325	$94,387,804
Shares issued to shareholders in payment of distributions declared	102,551	1,054,039	228,179	2,342,549
Shares redeemed	(5,355,325)	(54,964,267)	(17,563,395)	(179,731,212)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,678,941)	$(37,718,367)	(8,161,891)	$(83,000,859)
Semi-Annual Shareholder Report

	Six Months Ended 12/31/2017		Year Ended 6/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,672,677	$140,514,966	37,509,536	$385,216,536
Shares issued to shareholders in payment of distributions declared	513,583	5,275,264	1,019,163	10,458,529
Shares redeemed	(19,547,732)	(200,883,818)	(41,284,124)	(422,935,074)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,361,472)	$(55,093,588)	(2,755,425)	$(27,260,009)

	Six Months Ended 12/31/2017		Year Ended 6/30/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	375,439	$3,861,067	1,274,505	$13,049,903
Shares issued to shareholders in payment of distributions declared	16,700	171,675	33,230	340,932
Shares redeemed	(1,345,063)	(13,804,885)	(1,126,379)	(11,519,498)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(952,924)	$(9,772,143)	181,356	$1,871,337
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,993,337)	$(102,584,098)	(10,735,960)	$(108,389,531)
4. FEDERAL TAX INFORMATION
At December 31, 2017, the cost of investments for federal tax purposes was $992,189,352. The net unrealized appreciation of investments for federal tax purposes was $1,918,913. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,668,930 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,750,017.
At June 30, 2017, the Fund had a capital loss carryforward of $5,628,722 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$1,284,614	$906,538	$2,191,152
2018	$2,870,784	NA	$2,870,784
2019	$566,786	NA	$566,786
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2017, the Adviser waived $497,141 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2017, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$276,907	$—
Service Shares	37,393	(37,393)
TOTAL	$314,300	$(37,393)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended December 31, 2017, FSC retained $368 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fee
For the six months ended December 31, 2017, FSSC received $325 and reimbursed $606,110 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regards to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense and extraordinary expenses, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.97%, 0.47% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended December 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $130,480,000 and $132,405,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers or Trustees of certain of the above companies. To efficiently facilitate payment, Trustees' fees and certain expenses related to conducting meetings of the Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended December 31, 2017, the Fund's expenses were reduced by $289 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2017, were as follows:
Purchases	$90,207,572
Sales	$164,735,954
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2017, the Fund had no outstanding loans. During the six months ended December 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2017, there were no outstanding loans. During the six months ended December 31, 2017, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 7/1/2017	Ending Account Value 12/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.90	$4.84
Institutional Shares	$1,000	$1,005.50	$2.33
Service Shares	$1,000	$1,004.20	$3.59
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.37	$4.89
Institutional Shares	$1,000	$1,022.89	$2.35
Service Shares	$1,000	$1,021.63	$3.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.96%
Institutional Shares	0.46%
Service Shares	0.71%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Short-Intermediate Duration Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
Semi-Annual Shareholder Report

Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
Semi-Annual Shareholder Report

exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Semi-Annual Shareholder Report

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Duration Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313907305
CUSIP 313907107
CUSIP 313907206
38014 (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2018